Unaudited Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Accounts receivable, non-trade	$ 170,407	$ 83,046
Accounts receivable, related party balance	12,057	9,101
Accumulated depreciation on vessels and equipment	2,196,020	1,976,257
Accumulated amortization on vessels under capital leases	144,636	133,228
Amounts due to joint venture partners	$ 13,282	$ 13,282
Common stock, par value	$ 0.001	$ 0.001
Common stock, share authorized	725,000,000	725,000,000
Common stock, share issued	71,212,670	70,203,388
Common stock, share outstanding	70,713,470	69,704,188
Minimum [Member]
Range of interest	0.00%	0.00%
Maximum [Member]
Range of interest	8.00%	8.00%